Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Schedule of Compensation to Key Management Personnel for Employee Services	The compensation to key management personnel for employee services provided to the Company is shown below:
	Year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands

Management fees, directors, and consulting fees	240	262	263
Share-based payments	3	14	37

	243	276	300

Number of persons	8	8	8